Nature of Business - Additional Information (Detail) $ in Thousands	Aug. 16, 2021 USD ($)
New Spire [Member] | Subsequent Event [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Net proceeds from merger transaction	$ 236,632